TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2011	2012	2013

Domestic	$7,197	$10,462	$16,165
Foreign	7,866	6,092	2,266

	$15,063	$16,554	$18,431

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2011	2012	2013
Current:

Domestic	$447	$(1,291)	$(1,277)
Foreign	1,000	302	781

	1,447	(989)	(496)
Deferred taxes:

Domestic	(1,800)	414	2,673
Foreign	150	669	(602)

	(1,650)	1,083	2,071

Taxes on income (tax benefit)	$(203)	$94	$1,575

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2013

Net operating loss carryforwards	$5,938	$5,293
Allowances, reserves and intangible assets	809	1,207

Deferred tax assets before valuation allowance	6,747	6,500
Less - valuation allowance	(888)	(1,154)

Deferred tax assets	5,859	5,346
Capitalized software costs	(1,772)	(1,723)

Deferred tax assets, net	$4,087	$3,623

Schedule Of Deferred Tax Assets [Table Text Block]
Both current deferred tax liabilities and long term deferred tax liabilities are in respect of acquired intangible assets.

	December 31,
	2012	2011

Current tax assets	$2,522	$1,949
Non-current tax assets	1,565	1,674

Deferred tax assets	$4,087	$3,623

Schedule Of Deferred Tax Liabilities [Table Text Block]
Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2012	2013

Current liabilities	$3,422	$2,567
Non-current liabilities	750	2,204

Net deferred tax liabilities	$4,172	$4,771

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciling items between the 2011, 2012 and 2013 statutory tax rate (24%, 25% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2011	2012		2013

Income before taxes, as reported in the consolidated statements of income	$15,063		$16,554	$18,431

Statutory tax rate	24%		25%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$3,615		$4,139	$4,609
Tax adjustment in respect of different tax rates	866		444	484
Deferred taxes on losses for which full valuation allowance was provided in the past	(37)		651	(304)
Changes in valuation allowance	(4,429)		(2,003)	-
Tax benefits in respect of prior years, net	(73)	*)	(1,126)	203
Nondeductible expenses	40		20	95
Uncertain tax position and other differences	(185)	**)	(2,031)	(3,512)

Income tax (tax benefit)	$(203)		$94	$1,575

*)	In 2012, the Company reversed its write-off of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2012	$3,528

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	3,309

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(2,811)

Gross unrecognized tax benefits at December 31, 2013	$498